Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	69 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
One Rock Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	44.55%	25.11%	36.75%
S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.00%	15.29%	17.44%